Post-employment benefit plans	12 Months Ended
Dec. 31, 2024
Disclosure Post-employment Benefit Plans [Line Items]
Post-employment benefit plans [text block]
Note 26

Post-employment benefit plans

a) Defined benefit plans
UBS has established

defined benefit

plans for its

employees in various

jurisdictions in

accordance with

local regulations
and practices.

The major plans are located in Switzerland,

with smaller plans mainly in UK, US and Germany. The level of benefits depends on the specific plan rules.
Major Swiss pension plans
The major Swiss pension plans

consist of the UBS Swiss

plan and the Credit Suisse

Swiss plan, covering employees of UBS
Group

AG in

Switzerland

and employees

of companies

in Switzerland

that have

close economic

or financial

ties with
UBS Group

AG,

and

exceed

the

minimum

benefit

requirements

under

Swiss

pension

law.

The

Swiss

plans

offer
retirement, disability and survivor benefits

and are governed by Pension Foundation

Boards. The responsibilities of these
boards are defined by Swiss pension

law and the plan rules. The UBS Swiss plan covers contributions for all salary levels.
The Credit Suisse Swiss plan covers contributions up to a salary of CHF
144,060

(USD
158,639 ), and contributions above
that salary go into the Credit Suisse Swiss 1e plan, which is accounted for under IFRS Accounting Standards as a defined contribution plan.
Savings

contributions

to the

Swiss plans

are paid

by both

the employer

and the

employee.

For the

UBS

Swiss plan,

depending
on the age of the

employee, UBS pays a savings contribution that ranges between
6.5 % and 27.5 % of the contributory
base salary

and between
2.8 % and 9
% of

the contributory variable

compensation. Employees can

choose the

level of
savings

contributions

paid by

them, which

vary between
2.5 % and 13.5
% of the

contributory

base salary

and between
0%
and 9
% of the contributory

variable compensation,

depending on

age and choice

of savings contribution

category. For

the
Credit Suisse Swiss

plan, depending on

the age

of the

employee, UBS pays

a savings contribution that

ranges between
7.5 % and 25.0
% of

the contributory

base salary

and
6
% of

the contributory

variable

compensation.

Employees

can choose
the level of savings

contributions paid

by them, which vary between
5.0 % and 14.0
% of the contributory

base salary and
between 3 % and 9
% of

the contributory variable compensation, depending on

age and

choice of

savings contribution
category. UBS

also pays risk

contributions

that are used

to fund disability

and survivor benefits.
The plans offer to members at the

normal retirement age of
65

a choice between a lifetime pension

and a partial or full
lump sum payment. Participants

can choose to draw

early retirement benefits starting

from the age of
58 , but they can
also continue employment

and remain active

members of

the plan until

the age of
70
. Employees can

make additional
purchases of benefits to fund early retirement benefits.
The pension amount

payable to a

participant is calculated

by applying a conversion

rate to the

accumulated balance of
the

participant’s

retirement

savings

account

at

the

retirement

date.

The

balance

is

based

on

credited

vested

benefits
transferred

from

previous

employers,

purchases

of

benefits,

employee

and

employer

contributions

made

to

the
participant’s

retirement

savings

account,

and

interest

accrued.

The

annual

interest

rate

credited

to

participants

is
determined by the Pension Foundation Boards at the

end of each year.
Although the Swiss plans are

based on a defined contribution

promise under Swiss pension

law, they are accounted for
as defined benefit plans

under IFRS Accounting

Standards, primarily because

of the obligation to

accrue interest on

the
participants’ retirement savings accounts and the payment

of lifetime pension benefits.
Actuarial valuations in accordance

with Swiss pension law

are performed regularly. Should an

underfunded situation on
this basis occur, the

Pension Foundation Board of the respective

plan is required to

take the necessary measures to

ensure
that full funding

can be expected

to be restored within

a maximum period

of
10

years. If a Swiss

plan were to

become
significantly

underfunded

on

a

Swiss

pension

law

basis,

additional

employer

and

employee

contributions

could

be
required. In this situation, the risk is shared between employer and employees, and the employer is not legally obliged to
cover more than 50
% of the

additional contributions required.

As of 31 December

2024, the technical funding

ratio in
accordance with Swiss pension law was 120.6 % at a 0.5 % technical interest rate for the UBS Swiss plan and 125.7 % at a 1.31
% technical interest rate

for the Credit Suisse Swiss

plan (UBS Swiss plan 31 December

2023:
119.2 % at a 0.5%
technical interest rate, Credit Suisse Swiss plan 31 December

2023:
124.0 % at a 1.62 % technical interest rate).
The investment strategies of the

Swiss plans comply with Swiss pension

law, including the rules and regulations

relating
to diversification

of plan assets,

and are derived

from the

risk budget defined

by the Pension

Foundation Boards

based
on regularly

performed

asset and

liability management

analyses. The

Pension Foundation

Boards strive

for a

medium-
and long-term balance between assets and liabilities.
As of 31 December

2024, the Swiss

plans were in

surplus situations on

an IFRS Accounting

Standards measurement basis,
as the fair value of the plan assets exceeded the defined benefit obligation (DBO) by USD 4,724 m for the UBS Swiss plan and USD 2,900
m for the Credit Suisse

Swiss plan (UBS Swiss plan 31 December

2023: USD
6,332 m, Credit Suisse Swiss
plan 31 December 2023: USD 3,150
m). However, a surplus is only

recognized on the balance sheet

to the extent that it
does not exceed

the estimated

future economic

benefit, which

equals the

difference between

the present value

of the
estimated

future

net

service

cost

and

the

present

value

of

the

estimated

future

employer

contributions.

As

of

both
31 December 2024 and 31 December 2023, the

estimated future economic benefit of the UBS

Swiss plan was zero and
hence no net defined benefit asset was recognized on the balance sheet; as of 31 December 2024 a net defined benefit asset of

USD
28
m was

recognized by

UBS for

prepaid contributions

held at

the Credit

Suisse Swiss

plan (31 December
2023: USD 88 m).
The regular employer

contributions in

2025 are estimated

at USD
519
m for the

UBS Swiss

plan and USD
239 m for the
Credit Suisse Swiss plan.
Changes to the Credit Suisse Swiss pension plan
In December

2023, the

Pension Foundation

Board

of the

Credit

Suisse

Swiss plan

decided to

align the

Swiss

pension
scheme to

that of

the UBS

Swiss plan,

effective

as of

1 January

2027. On

that date,

the Credit

Suisse Swiss

plan will
adopt the plan rules

of the UBS Swiss

plan. The Credit

Suisse Swiss 1e plan

will remain in

place as of this

date, but will
be closed for further

contributions. In accordance with IFRS Accounting

Standards, these decisions and related mitigating
measures led to an increase in UBS’s pension obligations in Switzerland resulting in a one-time pre-tax loss of

USD
245 m
(CHF 207
m) and

an

offsetting

gain

in other

comprehensive

income

in the

fourth

quarter

of 2023

with no

impact

on
equity and CET1 capital.
Financial information
The tables

below provide

an analysis

of the

movement

in the

net asset

/ liability

recognized

on the

balance sheet

for
defined benefit plans, as well as an analysis of amounts recognized in net profit and in
Other comprehensive income .

Net asset / liability of defined benefit

plans
USD m
Major Swiss plans 31.12.24 31.12.23
1
Defined benefit obligation at the beginning of the year 44,922 22,272
Defined benefit obligation recognized upon the acquisition

of the Credit Suisse Group
15,142
Current service cost 763 567
Interest expense 564 680
Plan participant contributions 446 370
Remeasurements 4,017 4,446
of which: actuarial (gains) / losses due to changes in demographic assumptions
25 76
of which: actuarial (gains) / losses due to changes in financial assumptions
2,723 2,886
of which: experience (gains) / losses
2
1,269 1,484
Past service cost related to plan amendments 0 245
Curtailments (104) (29)
Benefit payments (2,665) (2,309)
Termination benefits 6 21
Foreign currency translation (3,332) 3,516
Defined benefit obligation at the end of the year 44,617 44,922 of which: amounts owed to active members 24,576 24,007
of which: amounts owed to deferred members 0 0
of which: amounts owed to retirees 20,041 20,915
of which: funded plans 44,617 44,922
of which: unfunded plans 0 0
Fair value of plan assets at the beginning of the year 54,404 30,119
Fair value of plan assets recognized upon the acquisition of the Credit Suisse Group 18,914
Return on plan assets excluding interest income 2,596 1,234
Interest income 700 916
Employer contributions

811 690
Plan participant contributions 446 370
Benefit payments (2,665) (2,309)
Administration expenses, taxes and premiums paid (27) (19)
Other movements 0 2
Foreign currency translation (4,024) 4,485
Fair value of plan assets at the end of the year 52,241 54,404
Surplus / (deficit) 7,624 9,482
Asset ceiling effect at the beginning of the year 9,394 7,848
Asset ceiling effect recognized upon the acquisition of

the Credit Suisse Group
3,695
Interest expense on asset ceiling effect 128 225
Asset ceiling effect excluding interest expense and foreign currency translation on asset ceiling effect
(1,237) (3,336)
Foreign currency translation (688) 963
Asset ceiling effect at the end of the year 7,596 9,394
Net defined benefit asset / (liability) of major Swiss plans 28 88
Other plans
Net defined benefit asset / (liability) of other plans
3
131 205
Total net defined benefit asset / (liability) 159 293
of which: Net defined benefit asset 922 1,088
of which: Net defined benefit liability
4
(763) (795)
1 Including Credit Suisse from 31 May 2023.

2 Experience (gains) / losses are a component of actuarial remeasurements of the defined benefit obligation and reflect the effects of differences between the previous
actuarial assumptions and what has actually occurred.

3 Mainly relates to UK, US and German plans.

4 Refer to Note 19c.

Income statement – expenses related to defined benefit plans
1
USD m For the year ended
Major Swiss plans
31.12.24 31.12.23
2
Current service cost 763 567
Interest expense related to defined benefit obligation 564 680
Interest income related to plan assets (700) (916)
Interest expense on asset ceiling effect 128 225
Administration expenses, taxes and premiums paid 27 19
Past service cost related to plan amendments 0 245
Curtailments (104) (29)
Termination benefits 6 21
Other movements
3
3 (2)
Net periodic expenses recognized in net profit for major Swiss plans 687 811
Other plans
Net periodic expenses recognized in net profit for other plans 44 36
Total net periodic expenses recognized in net profit 731 847
1 Refer to Note 7.

2 Including Credit Suisse from 31 May 2023.

3 Includes differences between actual and estimated performance award accruals.
The table below provides information about the duration

of the DBO and the timing for expected benefit payments.

Major Swiss defined benefit plans 31.12.24 31.12.23
Duration of the defined benefit obligation (in years)
1
13.3 13.1
Maturity analysis of benefits expected to be paid
USD m
Benefits expected to be paid within 12 months 2,911 3,056
Benefits expected to be paid between 1 and 3 years 4,812 5,149
Benefits expected to be paid between 3 and 6 years 7,231 7,671
Benefits expected to be paid between 6 and 11 years 11,203 12,080
Benefits expected to be paid between 11 and 16 years 9,621 10,513
Benefits expected to be paid in more than 16 years 30,398 34,221
1 The duration of the defined benefit obligation represents a weighted average across the UBS and Credit Suisse plans.
Actuarial assumptions
The

actuarial

assumptions

used

for

the

defined

benefit

plans

are

based on

the

economic

conditions

prevailing

in the
jurisdiction in

which they

are

offered.

Changes in

the defined

benefit obligation

are

most sensitive

to changes

in the
discount rate. The discount

rate is based on

the yield of high-quality

corporate bonds quoted

in an active market

in the
currency of the

respective plan. A decrease

in the discount curve

increases the DBO. UBS

regularly reviews

the actuarial
assumptions used in calculating the DBO to determine their

continuing relevance.
›
Refer to Note 1a item 5 for a description of

the accounting policy for defined benefit plans
The tables below show the significant actuarial assumptions

used in calculating the DBO at the end of the year.

Significant actuarial assumptions of

major Swiss defined benefit plans
1
In % 31.12.24 31.12.23
Discount rate 0.92 1.48
Rate of salary increase 2.80 2.36
Rate of pension increase 0.00 0.00
Rate of interest credit on retirement savings

2.02 2.54
1 Represents weighted average across the UBS and Credit Suisse plans.

aged 65 aged 45
Swiss mortality table: BVG 2020 G with CMI 2023 projections
1
31.12.24 31.12.23 31.12.24 31.12.23
Life expectancy at age 65 for a male member currently 21.9 21.8 23.5 23.5
Life expectancy at age 65 for a female member currently 23.6 23.5 25.2 25.1
1 In 2023, BVG 2020 G with CMI 2022 projections was used.
Sensitivity analysis of significant actuarial assumptions
The table

below presents

a sensitivity

analysis for

each significant

actuarial assumption,

showing how

the DBO

would
have been affected

by changes in

the relevant

actuarial assumption that

were reasonably

possible at the

balance sheet
date.

Unforeseen

circumstances

may

arise,

which

could

result

in

variations

that

are

outside

the

range

of

alternatives
deemed

reasonably

possible.

Caution

should

be

used

in

extrapolating

the

sensitivities

below

on

the

DBO,

as

the
sensitivities may not be linear.

Sensitivity analysis of significant actuarial

assumptions of major Swiss defined

benefit plans
1
Increase / (decrease) in defined benefit obligation
USD m 31.12.24 31.12.23
Discount rate
Increase by 50 basis points (2,462) (2,365)
Decrease by 50 basis points 2,790 2,668
Rate of salary increase
Increase by 50 basis points 255 248
Decrease by 50 basis points (256) (246)
Rate of pension increase
Increase by 50 basis points 1,947 1,894
Decrease by 50 basis points –
2
–
2
Rate of interest credit on retirement savings
Increase by 50 basis points 374 334
Decrease by 50 basis points (374) (334)
Life expectancy
Increase in longevity by one additional year 1,381 1,315
1 The sensitivity analyses are based on a change in one assumption while holding all other assumptions constant, so that interdependencies between the assumptions are excluded.

2 As the assumed rate of pension
increase was 0 % as of 31 December 2024 and as of 31 December 2023, a downward change in assumption is not applicable.

Composition and fair value of Swiss

defined benefit plan assets
31.12.24 31.12.23
Fair value
Plan asset
allocation % Fair value
Plan asset
allocation %
USD m
Quoted
in an active
market Other Total
Quoted
in an active
market Other Total
Cash and cash equivalents 911 0 911 2 1,205 0 1,205 2
Equity securities

Domestic
0 0 0 0 0 24 24 0

Foreign
0 1,425 1,425 3 0 2,132 2,132 4
Bonds

Domestic, AAA to BBB–
156 0 156 0 100 0 100 0

Foreign, AAA to BBB–
0 0 0 0 51 0 51 0
Real estate / property
Domestic 0 5,967 5,967 11 0 6,195 6,195 11
Foreign 0 1,086 1,086 2 0 1,017 1,017 2
Investment funds
Equity

Domestic 1,300 0 1,300 2 1,376 0 1,376 3
Foreign 8,520 2,072 10,592 20 8,317 2,196 10,513 19
Bonds
1
Domestic, AAA to BBB– 6,921 0 6,921 13 7,952 0 7,952 15
Domestic, below BBB– 9 0 9 0 1 0 1 0
Foreign, AAA to BBB– 12,886 0 12,886 25 13,497 0 13,497 25
Foreign, below BBB– 1,393 0 1,393 3 1,249 0 1,249 2
Real estate
Domestic 1,938 0 1,938 4 1,906 0 1,906 4
Foreign 451 117 568 1 537 79 616 1
Other 1,396 3,383 4,780 9 1,960 3,373 5,333 10
Other investments 475 1,833 2,308 4 667 569 1,236 2
Total fair value of plan assets 36,357 15,884 52,241 100 38,817 15,586 54,404 100
31.12.24 31.12.23
Total fair value of plan assets 52,241 54,404
of which: Investments in UBS instruments
2
Bank accounts at UBS 926 666
UBS debt instruments 238 211
UBS shares 64 72
Securities lent to UBS
3
956 827
Property occupied by UBS 73 108
Derivative financial instruments, counterparty UBS
3
(126) 534
1 The bond credit ratings

are primarily based on S&P’s

credit ratings. Ratings AAA to

BBB– and below BBB– represent investment

grade and non-investment grade

ratings, respectively.

In cases where credit ratings
from other rating agencies

were used, these were

converted to the equivalent

rating in S&P’s

rating classification.

2 Bank accounts at UBS

encompass accounts in the name

of the Swiss pension funds.

The other
positions disclosed in the table encompass both direct investments in UBS instruments and indirect investments, i.e. those made through funds that the pension fund invests in.

3 Securities lent to UBS and derivative
financial instruments are presented

gross of any collateral.

Securities lent to UBS

were fully covered by

collateral as of 31

December 2024 and

31 December 2023. Net

of collateral, derivative

financial instruments
amounted to negative USD 70 m as of 31 December 2024 (31 December 2023: negative USD 33 m).

Other comprehensive income – gains / (losses) on defined benefit plans

USD m For the year ended
Major Swiss plans
31.12.24 31.12.23
1
Remeasurement of defined benefit obligation (4,017) (4,446)
of which: change in discount rate assumption (2,846) (3,278)
of which: change in rate of salary increase assumption (227) (74)
of which: change in rate of pension increase assumption 0 0
of which: change in rate of interest credit on retirement savings assumption
349 479
of which: change in life expectancy 0 0
of which: change in other actuarial assumptions (24) (88)
of which: experience gains / (losses)
2
(1,269) (1,484)
Return on plan assets excluding interest income 2,596 1,234
Asset ceiling effect excluding interest expense and foreign currency translation
1,237 3,336
Total gains / (losses) recognized in other comprehensive income for major Swiss plans (184) 124
Other plans
Total gains / (losses) recognized in other comprehensive income for other plans
3
(123) (15)
Total gains / (losses) recognized in other comprehensive income
4
(307) 110
1 Including Credit Suisse from 31 May 2023.

2 Experience (gains) / losses are a component of actuarial remeasurements of the defined benefit obligation and reflect the effects of differences between the previous
actuarial assumptions and what has actually occurred.

3 Mainly relates to UK, US and German plans.

4 Refer to the “Statement of comprehensive income”.

b) Defined contribution plans
UBS sponsors several defined contribution

plans, with the most significant

plans in the US and the

UK. UBS’s obligation
is limited to its contributions

made in accordance

with each plan, which

may include direct

contributions and matching
contributions. Employer contributions

to defined contribution

plans are recognized

as an expense

and were

USD
578 m
for the UBS plans in 2024 (2023: USD 514 m).
›
Refer to Note 7 for more information
c) Related-party disclosure
UBS is

the principal

provider of

banking services

for the

pension funds

of UBS

and Credit

Suisse in

Switzerland. In

this
capacity,

UBS is engaged

to execute

most of the

pension funds’

banking activities.

These activities

can include, but

are
not limited to, investment

management fees, trading,

securities lending and borrowing

and derivative transactions. The
non-Swiss pension

funds do

not have

a similar

banking relationship

with UBS.

During 2024,

UBS received

USD
46 m in
fees for banking

services from

the major UBS

plans (2023: USD
46
m). As of

31 December

2024, the Swiss,

UK and US
post-employment benefit plans held USD 399 m in UBS shares (31 December 2023: USD 443 m).
›
Refer to the “Composition and fair value of

Swiss defined benefit plan assets” table in Note

26a for more information about fair
value of investments in UBS instruments held

by the major Swiss pension funds